Label	Element	Value
Barings Global Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Barings Funds Trust

Barings Global Emerging Markets Equity Fund (the “Fund”)

Class/Ticker: A/BXQAX, C/BXQCX, I/BXQIX, Y/BXQYX

300 South Tryon Street
Charlotte, NC 28202
Telephone: 1-855-439-5459

Supplement dated November 30, 2020 to the Prospectus and Statement of Additional Information (“SAI”) for Barings Global Emerging Markets Equity Fund (the “Fund”), dated October 28, 2020, as supplemented and amended from time to time.

The following replaces the information in sections “Fees and Expenses of the Fund” and “Expense Example” on pages 50-51 of the Fund’s Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Barings Global Emerging Markets Equity Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Barings Global Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.91%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	516
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,058
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,659
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	516
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,369
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,058
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,659
Barings Global Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.92%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,960
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,267
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,960
Barings Global Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.06%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,235
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	747
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,235
Barings Global Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.06%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,235
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	747
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,235

[1]	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
[2]	The Manager has contractually agreed to waive its management fee in excess of 0.75% of the Fund’s average daily net assets. This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.90% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
[3]	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.